Concentrations, Risks and Uncertainties	6 Months Ended
Apr. 30, 2025
Concentrations, Risks and Uncertainties [Abstract]
CONCENTRATIONS, RISKS AND UNCERTAINTIES

NOTE 11 – CONCENTRATIONS, RISKS AND UNCERTAINTIES

Credit risk

Cash deposits with banks are held in financial institutions in China, which deposits are not insured. Accordingly, the Company has a concentration of credit risk related to the uninsured part of its bank deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk.

Concentration

The Company has a concentration risk related to suppliers and customers. The inability of the Company to maintain existing relationships with suppliers or to establish new relationships with customers in the future may have a negative impact on the Company’s ability to obtain goods sold to customers in a price advantageous and timely manner. If the Company is unable to obtain ample supply of goods from existing suppliers or alternative sources of supply, the Company may be unable to satisfy the orders from its customers, which may have a material adverse impact on revenue.

The concentration of sales revenues generated by third-party customers was the following:

	Six Months Ended
	April 30, 2025		April 30, 2024
Customer A	965,210	99%	-	-%
Total	965,210	99%	-	-%